UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: JANUARY 31, 2009

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II             SMARTGROWTH(R) LIPPER(TM) OPTIMAL
                                                         CONSERVATIVE INDEX FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS - 112.0%

                                                            SHARES      VALUE
                                                           -------   -----------
BEAR MARKET - 25.4%
   ProShares Short Russell 2000                                610   $    54,723
   ProShares UltraShort Consumer Goods                         951        87,292
   ProShares UltraShort S&P 500                                165        13,827
                                                                     -----------
                                                                         155,842
                                                                     -----------
CURRENCY - 1.3%
   CurrencyShares Canadian Dollar Trust                         94         7,840
                                                                     -----------
LARGE BLEND - 18.9%
   iShares Dow Jones US Consumer Goods Sector
      Index Fund                                               307        14,917
   Vanguard Consumer Staples Fund                            1,691       101,105
                                                                     -----------
                                                                         116,022
                                                                     -----------
MID-CAP BLEND - 2.0%
   Claymore/Raymond James SB-1 Equity Fund                     878        10,150
   iShares Dow Jones US Home Construction Index Fund           180         2,223
                                                                     -----------
                                                                          12,373
                                                                     -----------
SMALL BLEND - 7.8%
   iShares Russell 2000 Index Fund                              81         4,332
   iShares S&P SmallCap 600 Index Fund                         706        33,789
   ProShares UltraShort SmallCap 600                           101         9,595
                                                                     -----------
                                                                          47,716
                                                                     -----------
SMALL VALUE - 4.2%
   iShares Russell 2000 Value Index Fund                       496        26,149
                                                                     -----------
SPECIALTY COMMUNICATIONS - 0.9%
   iShares Dow Jones US Telecommunications Sector
      Index Fund                                               327         5,304
                                                                     -----------
SPECIALTY HEALTH - 3.2%
   Biotech HOLDRs Trust                                         80        13,832
   Pharmaceutical HOLDRs Trust                                 100         6,025
                                                                     -----------
                                                                          19,857
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND II             SMARTGROWTH(R) LIPPER(TM) OPTIMAL
                                                         CONSERVATIVE INDEX FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

EXCHANGE TRADED FUNDS - CONTINUED

                                                            SHARES      VALUE
                                                           -------   -----------
SPECIALTY NATURAL RESOURCES - 0.4%
   Market Vectors Global Alternative Energy Fund               116   $     2,665
                                                                     -----------
SPECIALTY TECHNOLOGY - 2.2%
   ProShares UltraShort Semiconductors                         113        13,729
                                                                     -----------
SPECIALTY UTILITIES - 4.8%
   ProShares UltraShort Utilities                              199        15,719
   Utilities Select Sector SPDR Fund                           475        13,732
                                                                     -----------
                                                                          29,451
                                                                     -----------
ULTRASHORT BOND - 40.9%
   SPDR Lehman 1-3 Month T-Bill                              5,465       250,844
                                                                     -----------
   TOTAL EXCHANGE TRADED FUNDS
         (Cost $693,940)                                                 687,792
                                                                     -----------
SHORT-TERM INVESTMENT - 13.7%
   Fidelity Money Management Fund, Institutional Class,
      3.140% (A)
         (Cost $84,156)                                     84,156        84,156
                                                                     -----------
   TOTAL INVESTMENTS - 125.7%
         (Cost $778,096) +                                           $   771,948
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $613,892.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

HOLDR - HOLDING COMPANY DEPOSITORY RECEIPTS
SPDR - STANDARD & POOR'S DEPOSITORY RECEIPTS

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $778,664, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $34,356 AND $(41,072), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

HWM-QH-001-0300

THE ADVISORS' INNER CIRCLE FUND II             SMARTGROWTH(R) LIPPER(TM) OPTIMAL
                                                             MODERATE INDEX FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS - 96.0%

                                                            SHARES      VALUE
                                                           -------   -----------
BEAR MARKET - 25.5%
   ProShares Short Russell 2000                              2,903   $   260,428
   ProShares UltraShort Consumer Goods                       7,858       721,286
   ProShares UltraShort S&P 500                              1,794       150,337
                                                                     -----------
                                                                       1,132,051
                                                                     -----------
CURRENCY - 0.8%
   CurrencyShares Canadian Dollar Trust                        409        34,111
                                                                     -----------
LARGE BLEND - 22.1%
   iShares Dow Jones US Consumer Goods Sector
      Index Fund                                             1,659        80,611
   Vanguard Consumer Staples Fund                           15,073       901,214
                                                                     -----------
                                                                         981,825
                                                                     -----------
MID-CAP BLEND - 2.1%
   Claymore/Raymond James SB-1 Equity Fund                   5,511        63,707
   iShares Dow Jones US Home Construction Index
      Fund                                                   2,216        27,368
                                                                     -----------
                                                                          91,075
                                                                     -----------
SMALL BLEND - 7.4%
   iShares Russell 2000 Index Fund                             558        29,842
   iShares S&P SmallCap 600 Index Fund                       5,559       266,053
   ProShares UltraShort SmallCap 600                           333        31,635
                                                                     -----------
                                                                         327,530
                                                                     -----------
SMALL VALUE - 2.6%
   iShares Russell 2000 Value Index Fund                     2,162       113,981
                                                                     -----------
SPECIALTY COMMUNICATIONS - 0.5%
   iShares Dow Jones US Telecommunications Sector
      Index Fund                                             1,451        23,535
                                                                     -----------
SPECIALTY HEALTH - 3.4%
   Biotech HOLDRs Trust                                        663       114,633
   Pharmaceutical HOLDRs Trust                                 600        36,150
                                                                     -----------
                                                                         150,783
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND II             SMARTGROWTH(R) LIPPER(TM) OPTIMAL
                                                             MODERATE INDEX FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

EXCHANGE TRADED FUNDS - CONTINUED

                                                            SHARES      VALUE
                                                           -------   -----------
SPECIALTY NATURAL RESOURCES - 0.5%
   Market Vectors Global Alternative Energy Fund               968   $    22,235
                                                                     -----------
SPECIALTY TECHNOLOGY - 2.9%
   ProShares UltraShort Semiconductors                       1,064       129,276
                                                                     -----------
SPECIALTY UTILITIES - 4.0%
   ProShares UltraShort Utilities                            1,355       107,031
   Utilities Select Sector SPDR Fund                         2,482        71,755
                                                                     -----------
                                                                         178,786
                                                                     -----------
ULTRASHORT BOND - 24.2%
   SPDR Lehman 1-3 Month T-Bill                             23,449     1,076,309
                                                                     -----------
   TOTAL EXCHANGE TRADED FUNDS
         (Cost $4,295,351)                                             4,261,497
                                                                     -----------
SHORT-TERM INVESTMENT - 3.1%
   Fidelity Money Management Fund, Institutional Class,
      3.140% (A)
         (Cost $140,401)                                   140,401       140,401
                                                                     -----------
   TOTAL INVESTMENTS - 99.1%
         (Cost $4,435,752) +                                         $ 4,401,898
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $4,440,639.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

HOLDR - HOLDING COMPANY DEPOSITORY RECEIPTS
SPDR - STANDARD & POOR'S DEPOSITORY RECEIPTS

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $4,439,271, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $274,184 AND $(311,557), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

HWM-QH-003-0300

THE ADVISORS' INNER CIRCLE FUND II             SMARTGROWTH(R) LIPPER(TM) OPTIMAL
                                                               GROWTH INDEX FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS - 99.0%

                                                            SHARES      VALUE
                                                           -------   -----------
BEAR MARKET - 28.4%
   ProShares UltraShort Consumer Goods                      27,892   $ 2,560,206
   ProShares UltraShort S&P 500                             18,636     1,561,697
                                                                     -----------
                                                                       4,121,903
                                                                     -----------
LARGE BLEND - 21.3%
   Vanguard Consumer Staples Fund                           51,787     3,096,345
                                                                     -----------
MID-CAP BLEND - 2.5%
   iShares Dow Jones US Home Construction Index Fund        29,235       361,052
                                                                     -----------
SMALL BLEND - 17.0%
   iShares S&P SmallCap 600 Index Fund                      51,590     2,469,097
                                                                     -----------
SMALL VALUE - 2.4%
   iShares Russell 2000 Value Index Fund                     6,476       341,415
                                                                     -----------
SPECIALTY HEALTH - 8.7%
   Biotech HOLDRs Trust                                      7,257     1,254,735
                                                                     -----------
SPECIALTY NATURAL RESOURCES - 0.9%
   Market Vectors Global Alternative Energy Fund             5,708       131,113
                                                                     -----------
SPECIALTY TECHNOLOGY - 12.8%
   ProShares UltraShort Semiconductors                      15,335     1,863,203
                                                                     -----------
SPECIALTY UTILITIES - 5.0%
   ProShares UltraShort Utilities                            9,146       722,443
                                                                     -----------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $14,231,495)                                              14,361,306
                                                                     ===========

THE ADVISORS' INNER CIRCLE FUND II             SMARTGROWTH(R) LIPPER(TM) OPTIMAL
                                                               GROWTH INDEX FUND
                                                    OCTOBER 31, 2008 (UNAUDITED)

SHORT-TERM INVESTMENT - 1.9%

                                                            SHARES      VALUE
                                                           -------   -----------
   Fidelity Money Management Fund, Institutional Class,
      3.140% (A)
         (Cost $277,673)                                   277,673   $   277,673
                                                                     -----------
   TOTAL INVESTMENTS - 100.9%
         (Cost $14,509,168) +                                        $14,638,979
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $14,509,727.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

HOLDR - HOLDING COMPANY DEPOSITORY RECEIPTS

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $14,514,639, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,551,608 AND $(1,427,268), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

HWM-QH-002-0300

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                    OCTOBER 31, 2008 (UNAUDITED)

In September 2006, the Financial Accounting Standards Board (FASB) released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The SmartGrowth Funds (the "Funds") adopted SFAS No. 157 on August 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at October 31, 2008:

INVESTMENTS IN SECURITIES                                      LEVEL 1     LEVEL 2   LEVEL 3       TOTAL
---------------------------------------------------------   ------------   -------   -------   ------------
SmartGrowth(R) Lipper(TM) Optimal Conservative Index Fund    $   771,948     $--       $--      $   771,948
SmartGrowth(R) Lipper(TM) Optimal Moderate Index Fund          4,401,898      --        --        4,401,898
SmartGrowth(R) Lipper(TM) Optimal Growth Index Fund           14,638,979      --        --       14,638,979

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                   The Advisors' Inner Circle Fund II


By (Signature and Title)       /s/ Philip T. Masterson
                               --------------------------
                               Philip T. Masterson
                               President
Date:    December 22, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)       /s/ Philip T. Masterson
                               --------------------------
                               Philip T. Masterson
                               President
Date:    December 22, 2008


By (Signature and Title)       /s/ Michael Lawson
                               --------------------------
                               Michael Lawson
                               Treasurer, Controller and Chief Financial Officer
Date:    December 22, 2008